FINANCIAL INSTRUMENTS - Carrying Value Versus Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Carrying amount	$ 2,381.9	$ 2,065.2
Amortized cost
Disclosure of financial liabilities [line items]
Carrying amount	2,367.7	2,065.2
Debt
Disclosure of financial liabilities [line items]
Carrying amount	1,857.7	1,592.4
Debt | Amortized cost
Disclosure of financial liabilities [line items]
Carrying amount	1,857.7	1,592.4
Debt | Senior unsecured notes | Amortized cost
Disclosure of financial liabilities [line items]
Carrying amount	1,754.8	1,455.9
Fair value	$ 1,751.5	$ 1,460.0